Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / EquityInstruments	Dec. 31, 2017 MXN ($) $ / EquityInstruments	Dec. 31, 2016 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Net sales	$ 101,282,333	$ 94,274,235	$ 96,287,363
Cost of sales	57,839,268	53,534,553	52,377,790
Selling expenses	11,023,466	10,554,113	10,900,695
Administrative expenses	13,729,325	13,556,033	13,273,397
Income before other expense	18,690,274	16,629,536	19,735,481
Other income (expense), net	1,562,284	(2,386,334)	(3,137,384)
Operating income	20,252,558	14,243,202	16,598,097
Finance expense	(10,566,966)	(9,245,671)	(11,031,585)
Finance income	1,787,249	3,940,838	1,499,473
Finance expense, net	(8,779,717)	(5,304,833)	(9,532,112)
Share of income of associates and joint ventures, net	532,933	1,913,273	1,139,604
Income before income taxes	12,005,774	10,851,642	8,205,589
Income taxes	4,390,504	4,274,120	2,872,235
Net income	7,615,270	6,577,522	5,333,354
Net income attributable to:
Stockholders of the Company	6,009,414	4,524,496	3,721,406
Non-controlling interests	1,605,856	2,053,026	1,611,948
Net income	$ 7,615,270	$ 6,577,522	$ 5,333,354
Basic and diluted earnings per share
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	2.07	1.54	1.28
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.96	1.46	1.20